CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenue:
Total revenue	¥ 18,842,663	¥ 18,950,683	¥ 17,415,248
Expenses:
Selling, general and administrative	2,253,653	2,051,040	1,817,970
Total expenses	17,367,682	18,052,117	16,475,973
Operating income	1,474,981	898,566	939,275
Other income (expense):
Interest expenses	(44,544)	(18,286)	(16,731)
Other, net	(35,881)	73,759	6,268
Total other income (expense), net	(80,425)	55,473	(10,463)
Income before income taxes	1,394,556	954,039	928,812
Income taxes	548,331	327,869	317,418
Net income	846,225	626,170	611,394
Net loss attributable to the noncontrolling interests	(559)	(789)	(524)
Net income attributable to common stockholders	846,784	626,959	611,918
Foreign currency translation gain (loss)	(11,905)	10,512	5,241
Total Comprehensive income	¥ 834,879	¥ 637,471	¥ 617,159
Earnings per share:
Basic (in dollars per share)	¥ 62.07	¥ 46.93	¥ 48.96
Diluted (in dollars per share)	¥ 62.07	¥ 46.93	¥ 48.96
Weighted average shares outstanding:
Basic (in shares)	13,641,900	13,360,834	12,498,900
Diluted (in shares)	13,641,900	13,360,834	12,498,900
Real estate
Revenue:
Total revenue	¥ 18,307,409	¥ 18,487,074	¥ 17,098,308
Expenses:
Cost of sales	14,756,750	15,721,271	14,466,459
Other revenue
Revenue:
Total revenue	535,254	463,609	316,940
Expenses:
Cost of sales	¥ 357,279	¥ 279,806	¥ 191,544